Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Commitments and Contingencies Disclosure [Line Items]
Rent expense	$ 1,213	$ 1,614		$ 1,557
Restricted cash	58,078	$ 33,917	[1]
TL Revolving Credit Facility
Commitments and Contingencies Disclosure [Line Items]
Restricted cash	$ 25,000

[1]	Certain amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").